Retirement Benefit Plans - Plans with Benefit Obligations in Excess of Plan Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	$ 468.5	$ 516.9
Plan assets at fair market value	462.2	474.1
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	38.8	778.4
Plan assets at fair market value	$ 8.1	$ 709.5